Franklin New York Tax-Free Trust
Statement of Investments, December 31, 2019 (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
		Principal Amount	Value
	Municipal Bonds 98.3%
	New York 98.3%
	Allegany County GO, Public Improvement, Refunding, BAM Insured, 5.00%, 9/15/26	$1,245,000	$1,455,380
	Battery Park City Authority Revenue, Senior, Refunding, Series B, 5.00%, 11/01/38	3,750,000	4,791,825
	Brookhaven GO,
	Suffolk County, Public Improvement, Raymond James and Associates, Series B, 3.00%, 1/15/27	3,290,000	3,352,806
	Suffolk County, Public Improvement, Raymond James and Associates, Series B, 3.00%, 1/15/28	4,420,000	4,499,914
	Grand Island CSD,
	GO, Refunding, School District, 4.00%, 12/01/29	3,915,000	4,550,639
	GO, School District, 4.00%, 12/01/30	3,650,000	4,213,085
	Haverstraw-Stony Point CSD,
	GO, Rockland and Orange Counties, School District, Refunding, 5.00%, 10/15/25	850,000	967,283
	GO, Rockland and Orange Counties, School District, Refunding, AGMC Insured, 5.00%, 10/15/31	600,000	678,900
	Long Island Power Authority Electric System Revenue,
	General, Refunding, Series B, 5.00%, 9/01/26	5,000,000	5,493,300
	General, Series A, 4.00%, 9/01/38	14,335,000	16,150,671
	Monroe County IDA School Facility Revenue,
	Rochester Schools Modernization Project, 5.00%, 5/01/26	5,000,000	5,617,750
	Rochester Schools Modernization Project, 5.00%, 5/01/29	9,645,000	10,768,450
	Rochester Schools Modernization Project, 5.00%, 5/01/29	1,175,000	1,399,108
	Monroe County IDC Revenue,
	University of Rochester Project, Series A, Pre-Refunded, 5.00%, 7/01/25	5,445,000	6,211,275
	University of Rochester Project, Series A, Pre-Refunded, 5.00%, 7/01/27	6,220,000	7,095,341
	MTA Dedicated Tax Fund Revenue, Capital Appreciation, Refunding, Series A, zero cpn., 11/15/32	70,000,000	51,330,300
	MTA Revenue,
	Transportation, Green Bonds, Climate Bond Certified, Capital Appreciation, Refunding, Series C, Subseries C-2, zero cpn., 11/15/39	15,000,000	8,407,950
	Transportation, Green Bonds, Climate Bond Certified, Refunding, Series A, Subseries A-1, 5.00%, 11/15/29	2,440,000	2,924,950
	Transportation, Series A, AGMC Insured, 5.50%, 11/15/22	8,765,000	9,823,374
	Transportation, Series A, AGMC Insured, 5.50%, 11/15/23	10,000,000	11,588,500
	Transportation, Series B, NATL Insured, 5.25%, 11/15/20	11,250,000	11,644,425
	Transportation, Series E, BAM Insured, Pre-Refunded, 5.00%, 11/15/27	8,900,000	10,283,505
	Nassau County GO,
	General Improvement, Series A, AGMC Insured, Pre-Refunded, 4.25%, 4/01/26	10,540,000	10,970,454
	General Improvement, Series C, Pre-Refunded, 4.00%, 10/01/24	6,200,000	6,339,872
	Multi-Modal, Series A, Pre-Refunded, 4.25%, 12/01/23	5,615,000	5,782,159
	Multi-Modal, Series B, Pre-Refunded, 4.25%, 12/01/23	5,925,000	6,101,387
	New York City GO,
	Fiscal 2012, Series D, Subseries D-1, 5.00%, 10/01/24	5,000,000	5,338,500
	Fiscal 2015, Refunding, Series A, 5.00%, 8/01/26	10,000,000	11,656,600
	Fiscal 2016, Refunding, Series A, 5.00%, 8/01/26	9,000,000	10,788,930
	Fiscal 2018, Series E, Subseries E-1, 5.25%, 3/01/31	5,000,000	6,350,200
	Fiscal 2019, Series D, Subseries D-1, 5.00%, 12/01/35	5,015,000	6,259,021
[a]	New York City HDC, MFMR, 245 East 124th Street, Mandatory Put, Series A, LOC FHLMC, 2.10%, 10/01/29	10,000,000	9,917,500
	New York City IDAR, Pilot, Yankee Stadium Project, Capital Appreciation, Series A, Assured Guaranty, zero cpn., 3/01/21	10,150,000	9,981,104
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Franklin New York Tax-Free Trust
Statement of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2012, Refunding, Series EE, 5.00%, 6/15/28	$8,000,000	$8,739,520
Second General Resolution, Fiscal 2014, Refunding, Series DD, 5.00%, 6/15/23	6,000,000	6,802,140
Second General Resolution, Fiscal 2015, Refunding, Series DD, 5.00%, 6/15/29	7,790,000	9,045,670
Second General Resolution, Fiscal 2015, Refunding, Series GG, 5.00%, 6/15/27	10,000,000	12,014,000
Second General Resolution, Fiscal 2018, Refunding, Series EE, 5.00%, 6/15/30	5,000,000	6,037,950
Second General Resolution, Fiscal 2018, Refunding, Series FF, 5.00%, 6/15/34	5,000,000	6,245,700
Second General Resolution, Fiscal 2018, Series CC, Subseries CC-1, 4.00%, 6/15/37	5,000,000	5,622,650
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2012, Series S-1, Subseries S-1A, 5.00%, 7/15/26	9,020,000	9,554,706
Fiscal 2016, Subordinate, Series S-1, 5.00%, 7/15/43	14,000,000	16,452,520
Fiscal 2018, Refunding, Series S-1, 5.00%, 7/15/29	8,215,000	10,229,893
Fiscal 2019, Refunding, Series S-3, Subseries S-3A, 5.00%, 7/15/34	10,000,000	12,413,400
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Fiscal 2012, Subordinate, Series E, Subseries E-1, 5.00%, 2/01/23	5,000,000	5,406,800
Future Tax Secured, Fiscal 2016, Subordinate, Series A, Subseries A-1, 5.00%, 8/01/28	5,000,000	5,965,150
Future Tax Secured, Fiscal 2018, Subordinate, Series B, Subseries B-1, 4.00%, 8/01/35	4,000,000	4,541,920
Future Tax Secured, New York City Recovery, Fiscal 2003, Subseries 13, 5.00%, 11/01/22	6,800,000	7,550,040
Future Tax Secured, Subordinate, Fiscal 2019, Series C, Subseries C-1, 4.00%, 11/01/42	7,500,000	8,429,250
New York City Trust for Cultural Resources Revenue,
The Juilliard School, Refunding, Series A, 5.00%, 1/01/33	2,700,000	3,445,065
Lincoln Center for Performing Arts Inc., Refunding, Series A, 5.00%, 12/01/26	2,500,000	3,100,550
Whitney Museum of American Art, 5.00%, 7/01/21	8,000,000	8,303,680
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, Refunding, 5.00%, 11/15/25	2,250,000	2,723,557
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue, Second Tranche, 5.25%, 10/01/35	11,420,000	15,564,318
New York State Dormitory Authority Revenues,
Memorial Sloan-Kettering Cancer Center, Series C, NATL Insured, 5.50%, 7/01/23	9,450,000	10,423,066
Non-State Supported Debt, Catholic Health System Obligated Group, Refunding, Series A, 4.00%, 7/01/37	1,150,000	1,286,517
Non-State Supported Debt, Master Boces Program, Lease, Oneida Herkimer Madison, Refunding, 5.00%, 8/15/28	1,100,000	1,348,314
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series 1, Pre-Refunded, 5.00%, 7/01/23	1,250,000	1,348,750
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A, 5.00%, 7/01/21	3,000,000	3,054,540
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding, Series A, 3.375%, 5/15/21	1,980,000	1,997,285
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding, Series A, 3.50%, 5/15/22	2,000,000	2,017,840
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding, Series A, 3.625%, 5/15/23	2,000,000	2,018,600
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding, Series A, 3.75%, 5/15/24	2,000,000	2,019,260
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Series 1, 4.00%, 1/15/21	13,510,000	13,540,803
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/33	12,000,000	14,912,520
  |  2

Franklin New York Tax-Free Trust
Statement of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/37	$6,040,000	$7,700,456
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/27	6,000,000	7,082,820
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/26	1,000,000	1,157,770
Non-State Supported Debt, Rochester Institute of Technology, Pre-Refunded, 4.00%, 7/01/26	4,000,000	4,301,080
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, 5.00%, 10/01/24	345,000	367,798
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%, 10/01/23	6,425,000	7,105,664
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%, 10/01/23	860,000	883,805
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/23	13,420,000	13,827,163
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty, 5.00%, 10/01/24	160,000	160,466
Non-State Supported Debt, School Districts, Financing Program, Series A, Pre-Refunded, 5.00%, 10/01/24	6,710,000	7,180,170
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/29	1,000,000	1,245,910
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/33	1,000,000	1,247,780
Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/22	1,250,000	1,348,313
Non-State Supported Debt, Upstate Community Colleges, Refunding, Series B, NATL Insured, 5.50%, 7/01/22	10,000,000	11,100,200
Non-State Supported Debt, Wyckoff Heights Medical Center, Refunding, 5.00%, 2/15/21	1,000,000	1,041,440
Rochester Institute of Technology, Series A, 5.00%, 7/01/39	1,000,000	1,239,500
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A, NATL Insured, 5.50%, 7/01/22	9,240,000	10,254,182
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/26	8,000,000	8,732,400
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, NATL Insured, 5.50%, 5/15/21	7,000,000	7,420,490
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, NATL Insured, 5.50%, 5/15/24	7,790,000	9,251,482
New York State Dormitory Authority Sales Tax Revenue,
Series A, 5.00%, 3/15/32	7,000,000	8,488,900
Series A, 5.00%, 3/15/33	5,000,000	6,224,250
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Refunding, Series A, 5.00%, 2/15/25	5,000,000	5,775,550
General Purpose, Refunding, Series A, 4.00%, 2/15/33	10,000,000	11,373,600
General Purpose, Refunding, Series A, 5.25%, 3/15/37	7,000,000	8,836,310
General Purpose, Refunding, Series D, 5.00%, 2/15/27	10,000,000	12,308,400
Series A, 5.00%, 2/15/21	7,085,000	7,118,441
Series A, Pre-Refunded, 5.00%, 2/15/21	50,000	50,233
New York State Environmental Facilities Corp. Revenue,
State Revolving Funds, 2010 Master Financing Program, Green Bonds, Refunding, Series A, 5.00%, 8/15/37	4,105,000	5,210,723
State Revolving Funds, 2010 Master Financing Program, Green Bonds, Series A, 5.00%, 8/15/38	2,955,000	3,738,282
State Revolving Funds, 2010 Master Financing Program, Green Bonds, Series A, 5.00%, 8/15/39	2,920,000	3,683,901
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Franklin New York Tax-Free Trust
Statement of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue, Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds, Subordinated SRF, Series B, 5.00%, 6/15/35	$5,000,000	$6,251,350
New York State GO, Series E, 3.25%, 12/15/26	10,520,000	10,942,588
New York State Municipal Bond Bank Agency Revenue,
Series C, Sub-Series C1, Assured Guaranty, 5.00%, 2/15/20	5,705,000	5,731,015
Series C, Sub-Series C1, Assured Guaranty, 5.00%, 2/15/21	5,790,000	5,816,518
Series C, Sub-Series C1, Assured Guaranty, 5.00%, 2/15/22	4,615,000	4,634,798
New York State Thruway Authority General Revenue,
Junior Indebtedness Obligations, Series B, Refunding, 4.00%, 1/01/37	7,000,000	7,993,860
Refunding, Series K, 5.00%, 1/01/28	10,000,000	11,762,300
Refunding, Series K, 5.00%, 1/01/29	10,000,000	11,741,100
Refunding, Series L, 5.00%, 1/01/32	1,750,000	2,186,573
Series I, Assured Guaranty, Pre-Refunded, 5.00%, 1/01/25	5,000,000	5,400,150
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue, Series A, Pre-Refunded, 5.00%, 4/01/23	5,000,000	5,048,850
New York State Thruway Authority State Personal Income Tax Revenue, Transportation, Series A, 5.00%, 3/15/26	5,000,000	5,230,500
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Service Contract, Refunding, Series A, Subseries A-2, 5.00%, 1/01/22	7,650,000	7,650,000
State Personal Income Tax, General Purpose, Refunding, Series A, 5.00%, 3/15/30	10,000,000	12,305,000
New York State Urban Development Corp. Sales Tax Revenue, Empire State Development, Bidding Group 3, Refunding, Series A, 5.00%, 3/15/41	10,000,000	12,412,100
Niagara Falls Public Water Authority Water and Sewer System Revenue, Series A, BAM Insured, 5.00%, 7/15/29	7,060,000	7,871,265
Onondaga County Water Authority Revenue, General Water System, Series A, 3.00%, 9/15/44	5,000,000	5,097,600
Port Authority of New York and New Jersey Revenue,
Consolidated, Refunding, One Hundred Eighty-Fourth Series, 5.00%, 9/01/25	2,655,000	3,120,767
Consolidated, Refunding, One Hundred Eighty-Fourth Series, 5.00%, 9/01/28	3,250,000	3,807,212
Consolidated, Refunding, One Hundred Ninety-Fourth Series, 5.00%, 10/15/28	9,085,000	10,971,137
Consolidated, Refunding, Two Hundred Ninth Series, 5.00%, 7/15/34	15,000,000	18,780,900
Suffolk County EDC Revenue,
Catholic Health Services, Long Island Obligated Group Project, Pre-Refunded, 5.00%, 7/01/28	1,755,000	1,857,790
Catholic Health Services, Long Island Obligated Group Project, Refunding, 5.00%, 7/01/28	10,245,000	10,798,742
Suffolk County GO,
Public Improvement, Refunding, Series B, AGMC Insured, 4.00%, 10/15/30	6,310,000	7,123,296
Public Improvement, Refunding, Series B, AGMC Insured, 3.375%, 10/15/31	6,370,000	6,811,186
Refunding, AGMC Insured, 5.00%, 2/01/23	5,045,000	5,613,773
Refunding, Series A, 5.00%, 4/01/20	2,235,000	2,241,459
Suffolk County Water Authority Revenue, Water System, Series A, 3.25%, 6/01/43	17,100,000	17,701,065
Triborough Bridge and Tunnel Authority Revenue,
MTA Bridges and Tunnels, Capital Appreciation, Subordinate, Refunding, Series A, zero cpn., 11/15/30	14,175,000	11,059,193
MTA Bridges and Tunnels, General, Series A, Pre-Refunded, 5.00%, 1/01/27	10,000,000	10,810,700
MTA Bridges and Tunnels, General, Series B-3, 5.00%, 11/15/34	3,480,000	4,154,668
Ulster County GO,
Public Improvement, Refunding, 5.00%, 11/15/24	2,600,000	2,785,224
Public Improvement, Refunding, 5.00%, 11/15/28	2,995,000	3,202,613
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Franklin New York Tax-Free Trust
Statement of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	New York (continued)
	Utility Debt Securitization Authority Revenue, Restructuring, Refunding, Series A, 5.00%, 12/15/26	$5,000,000	$5,920,200
	Yonkers GO, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/24	1,000,000	1,070,970
	Total Municipal Bonds before Short Term Investments (Cost $870,189,186)		926,254,373
	Short Term Investments 0.8%
	Municipal Bonds 0.8%
	New York 0.8%
[b]	Nassau County IDA Revenue, Civic Facility, 1999 Cold Spring Harbor Laboratory Project, Refunding and Improvement, Daily VRDN and Put, 1.55%, 1/01/34	1,615,000	1,615,000
[b]	New York City GO, Fiscal 2015, Series F, Subseries F-6, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.67%, 6/01/44	750,000	750,000
[b]	Syracuse IDA Civic Facility Revenue, Syracuse University Project, Series A-2, LOC JPMorgan Chase Bank, Daily VRDN and Put, 1.63%, 12/01/37	900,000	900,000
[b]	Triborough Bridge and Tunnel Authority Revenue,
	General, MTA Bridges and Tunnels, Refunding, Series C, LOC State Street Bank & Trust Co., Daily VRDN and Put, 1.62%, 1/01/32	200,000	200,000
	General, MTA Bridges and Tunnels, Refunding, Series F, LOC Citibank, Daily VRDN and Put, 1.59%, 11/01/32	300,000	300,000
	General, MTA Bridges and Tunnels, Refunding, Subseries B-2, LOC Citibank, Daily VRDN and Put, 1.59%, 1/01/32	3,725,000	3,725,000
	General, MTA Bridges and Tunnels, Refunding, Subseries B-3, LOC State Street Bank & Trust Co., Daily VRDN and Put, 1.63%, 1/01/32	600,000	600,000
	Total Short Term Investments (Cost $8,090,000)		8,090,000
	Total Investments (Cost $878,279,186) 99.1%		934,344,373
	Other Assets, less Liabilities 0.9%		8,014,098
	Net Assets 100.0%		$942,358,471

See Abbreviations on page 7.
[a]The maturity date shown represents the mandatory put date.
[b]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
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Franklin New York Tax-Free Trust
Notes to Statement of Investments (unaudited)
1.  ORGANIZATION
Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin New York Intermediate-Term Tax-Free Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3.  CONCENTRATION OF RISK
The Fund invests a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
4.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
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Franklin New York Tax-Free Trust
Notes to Statement of Investments (unaudited)
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2019, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
5.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
CSD	Central School District
EDC	Economic Development Corp.
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
HDC	Housing Development Corp.
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDC	Industrial Development Corp.
LOC	Letter of Credit
MFMR	Multi-Family Mortgage Revenue
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
SPA	Standby Purchase Agreement
SRF	State Revolving Fund

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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